American Century Capital Portfolios, Inc. Prospectus Supplement AC Alternatives™ Equity Fund
Supplement dated November 13, 2015 ■ Prospectus dated May 8, 2015

The following replaces the AC Alternatives Equity reference on the front cover of the statutory prospectus.

AC Alternatives™ Equity Fund Investor Class (ALEVX) Institutional Class (ALEJX) A Class (ALEQX) C Class (ALEHX) R Class (ALEWX) R6 Class (ALEDX)

AC ALTERNATIVES EQUITY FUND
The following replaces the Annual Fund Operating Expenses and Example tables in the Fees and Expenses section on page 2 of the statutory prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AC ALTERNATIVES EQUITY FUND		Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
Management Fees (as a percentage of Assets)		2.40%	2.20%	2.40%	2.40%	2.40%	2.05%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Component1 Other Expenses	[1]	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%
Component2 Other Expenses	[1]	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Component3 Other Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Other Expenses (as a percentage of Assets):	[1]	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)		4.53%	4.33%	4.78%	5.53%	5.03%	4.18%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Expense Example - AC ALTERNATIVES EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Investor Class	456	1,371
Institutional Class	436	1,315
A Class	1,028	1,934
C Class	554	1,650
R Class	505	1,512
R6 Class	421	1,272

The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the statutory prospectus.

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay and Trading Strategies	PWP